Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,562,207.00
Previously Paid Amount	0.00
Total Fee Amount	2,011.04
Total Offset Amount	0.00
Net Fee	$ 2,011.04